Equity	12 Months Ended
Mar. 31, 2012
Equity

10. Equity:

Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2012 was ¥3,810,822 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 19, 2012, the shareholders approved cash dividends of ¥116,109 million or ¥2,800 per share, payable to shareholders recorded as of March 31, 2012, which were declared by the board of directors on April 27, 2012.

In order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment, DOCOMO acquires treasury stock.

With regard to the acquisition of treasury stock, the Corporate Law of Japan provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in DOCOMO’s articles of incorporation.

Issued shares and treasury stock—

The changes in the number of issued shares and treasury stock for the years ended March 31, 2010, 2011 and 2012 were as follows.

DOCOMO has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2009	43,950,000	2,190,193

Acquisition of treasury stock based on the resolution of the board of directors	—	154,065
Retirement of treasury stock	(160,000)	(160,000)

As of March 31, 2010	43,790,000	2,184,258

Acquisition of treasury stock based on the resolution of the board of directors	—	138,141
Retirement of treasury stock	(140,000)	(140,000)

As of March 31, 2011	43,650,000	2,182,399

Acquisition of treasury stock based on the resolution of the board of directors	—	—
Retirement of treasury stock	—	—

As of March 31, 2012	43,650,000	2,182,399

The general meeting of shareholders approved a stock repurchase plan as follows:

Date of the general meeting of shareholders	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
June 20, 2008	June 21, 2008 – June 20, 2009	900,000	¥150,000
The meeting of the board of directors approved stock repurchase plans as follows:
Date of the meeting of the board of directors	Term of repurchase	Approved maximum number of treasury stock to be repurchased (Shares)	Approved maximum budget for share repurchase (Millions of yen)
November 9, 2009	November 10, 2009 – November 30, 2009	160,000	¥20,000
December 17, 2010	December 20, 2010 – January 28, 2011	160,000	20,000

DOCOMO did not resolve any stock repurchase plans in the fiscal year ended March 31, 2012.

The aggregate number and price of shares repurchased for the years ended March 31, 2010, 2011 and 2012 were as follows:

Year ended March 31,	Shares	Millions of yen
2010	154,065	¥20,000
2011	138,141	20,000

DOCOMO did not repurchase its own shares in the fiscal year ended March 31, 2012.

Based on the resolution of the board of directors, DOCOMO retired its own shares held as treasury stock as shown in the following table. The share retirement resulted in a decrease of “Additional paid-in capital” in the same amount as the aggregate purchase price. There were no changes in the number of authorized shares.

Date of the board of directors	Shares	Millions of yen
March 26, 2010	160,000	¥27,936
March 28, 2011	140,000	24,195

DOCOMO did not retire its own shares in the fiscal year ended March 31, 2012.

Accumulated other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss), net of applicable taxes, were as follows:

	Millions of yen
	Unrealized holding gains (losses) on available-for-sale securities	Change in fair value of derivative instruments	Foreign currency translation adjustment	Pension liability adjustment	Accumulated other comprehensive income (loss)
As of March 31, 2009	¥(4,112)	¥(50)	¥(32,987)	¥(28,540)	¥(65,689)
2010 change	15,096	(63)	5,852	7,425	28,310

As of March 31, 2010	¥10,984	¥(113)	¥(27,135)	¥(21,115)	¥(37,379)
2011 change	(5,293)	4	(27,854)	(6,433)	(39,576)

As of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)
2012 change	3,895	(2)	(28,984)	(2,483)	(27,574)

As of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

The amount of taxes applied to the items in “Accumulated other comprehensive income (loss)” is described in Note 16.